Income tax expenses (Details 2) ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Current:
Deferred revenue and customer advances		¥ 24	¥ 29
Tax losses carried forward and others		381	283
Total current deferred tax assets, gross		405	312
Less: Valuation allowance		(149)	(121)
Total deferred tax assets, current portion		256	191
Non-current:
Deferred revenue and customer advances		31	30
Property and equipment		14	14
Tax losses carried forward and others		1,139	908
Total non-current deferred tax assets, gross		1,184	952
Less: Valuation allowance		(1,027)	(886)
Total deferred tax assets, non-current portion		157	66
Total deferred tax assets		413	257
Current:
Others		(17)
Non-current:
Withholding tax on undistributed earnings		(3,891)	(2,034)
Identifiable intangible assets		(575)	(72)
Others		(27)	(30)
Total deferred tax liabilities, non current portion	$ (725)	(4,493)	(2,136)
Total deferred tax liabilities		(4,510)	(2,136)
Net deferred tax liabilities		¥ (4,097)	¥ (1,879)
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		¥ 1,310
United States
Income tax
Accumulated tax losses of subsidiaries		984
Japan
Income tax
Accumulated tax losses of subsidiaries		7
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 2,311